Restructuring and Exit Activities	12 Months Ended
Dec. 31, 2011
Restructuring and Exit Activities [Abstract]
Restructuring and Exit Activities

13. Restructuring and Exit Activities

The Company previously owned and operated a TiO 2 plant in Antwerp, Belgium, which was shut down during 2001. Severance payments were expected to continue until 2016. During 2010 and 2009, the Company recorded payments of $0.5 million and $0.4 million, respectively. Additionally, during 2010 and 2009, the Company recorded adjustments related to the effects of foreign currency exchange of $0.4 million and nil, respectively, in “Other income (expense) on the Consolidated Statements of Operations, and other adjustments of nil and of $0.5 million, respectively, in “Cost of goods sold” on the Consolidated Statements of Operations. In 2010, the Company purchased an insurance annuity to satisfy the future severance obligations. Subsequently, the Belgian subsidiary was liquidated and the remaining reserves were reversed in 2010.

In 2009, the Company ceased TiO 2 operations at its Savannah, Georgia facility. Tronox subsequently removed all proprietary technology related to the TiO2 operations, wrote down certain inventories to net realizable value, recognized a restructuring charge for severance payments to employees of the Savannah TiO2 operations and recorded a reserve for $0.6 million. During 2010 and 2009, the Company recorded payments of $0.2 million and $0.4 million, respectively. Additionally, during 2010 and 2009, the Company recorded adjustments of $0.3 million and $0.8 million, respectively, in “Cost of goods sold” and “Other income (expense),” respectively, on the Consolidated Statements of Operations. Such costs were attributable to the Company’s pigment reportable segment. Pursuant to the Plan, the Savannah site was transferred to an environmental response trust upon Tronox Incorporated’s emergence from bankruptcy on February 14, 2011. The Company has determined that the Savannah TiO2 operations do not meet the criteria for discontinued operations treatment.

In January 2011, the Company accrued a severance liability related to the work force reduction upon emergence from bankruptcy. During the eleven months ended December 31, 2011, the Company recorded payments of $0.2 million. At December 31, 2011, the Company had no reserves for restructuring and exit activities.